Employee Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefits (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure For Actuarial Assumptions [Abstract]
Discount rates used	3.40%	4.70%
Expected rate of salary increases	3.80%	3.80%
Mortality tables	CB-H-2014 y RV-M-2014	CB-H-2014 y RV-M-2014
Expected rotation rate	5.40%	4.00%